Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2023
Trade and Other Payables, Net [Abstract]
Schedule of trade and other payables, net

	As of December 31
	2023	2022
Trade payables	$79,799	$80,287

Other payables
Trade current accounts	—	808
Interest payable	5,479	3,785
Withholdings and payroll contributions	3,429	2,512
Others	4,356	3,168
Total other payables	13,264	10,273
Total accounts payable	$93,063	$90,560